Other current financial assets - Table (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other current financial assets.
Guarantee deposit as part of the research tax credit prefinancing from NEFTYS (see note 13)	€ 584	€ 424
Guarantee deposit related to the non-convertible bonds (Kreos 2018 contract)	320
Deferred day one loss related to debt component of the convertible notes and warrants issued to Kreos in 2021	325
Short-term deposits		12,500
Total other current financial assets	€ 1,229	€ 12,924